Note 1 - Description of Business and Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes to Financial Statements
Business Description and Accounting Policies [Text Block]
Note
1.
     Description of Business and Significant Accounting Policies

Description of business
: US Alliance Corporation (“the Company”) is a Kansas corporation located in Topeka, Kansas. The Company was incorporated
April 24, 2009,
as a holding company to form, own, operate and manage a life insurance company and its marketing and investment affiliates. On
June 9, 2011,
the wholly owned subsidiary, US Alliance Life and Security Company was incorporated. US Alliance Life and Security Company received its Certificate of Authority from the Kansas Insurance Department (KID) effective
January 2, 2012.
On
April 23, 2012,
US Alliance Investment Corporation and US Alliance Marketing Corporation were incorporated as wholly-owned subsidiaries of the Company to provide investment management and marketing services.

The Company terminated its initial public offering on
February 24, 2013.
During the balance of
2013,
the Company achieved approval of an array of life insurance and annuity products, began development of various distribution channels and commenced insurance operations and product sales. The Company sold its first
insurance product on
May 1, 2013.
The Company continued to expand its product offerings and distribution channels throughout
2014
and
2015.
On
February 24, 2015,
the Company commenced a warrant exercise offering set to expire on
February 24, 2016.
On
February 24, 2016
, the Company extended its current offering until
February 24, 2017
and made additional shares available for purchase. All outstanding warrants expired on
April 1, 2016.
The Company further extended this offering to
February 24, 2018.

The Company began offering
third
party administrative (“TPA”) services in
2015.
TPA agreements generate service fee income for the Company. The Company currently has one
TPA agreement in place. The Company has been able to perform its TPA services using existing resources.

Basis of presentation
: The accompanying unaudited financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) for interim financial information and with the instructions to Form
10
-Q and Article
10
of Regulation S-
X.
Accordingly, they do
not
include all of the information and footnotes required by US GAAP for complete financial statements. In the opinion of management, all adjustments (consisting primarily of normal recurring accruals) considered necessary for a fair presentation of the results for the interim periods have been included.

The results of operation for the
three months ended
March 31, 2017
are
not
necessarily indicative of the results to be expected for the year ended
December 31, 2017
or for any other interim period or for any other future year. Certain financial information which is normally included in notes to financial statements prepared in accordance with US GAAP, but which is not
required for interim reporting purposes, has been condensed or omitted. The accompanying financial statements and notes thereto should be read in conjunction with the financial statements and notes thereto included in the Company’s report on Form
10
-K and amendments thereto for the year ended
December 31, 2016.

Principles of consolidation
: The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated from the consolidated financial statements.

Area of Operation
: US Alliance Life and Security Company is authorized to operate in the states of Kansas, North Dakota, Oklahoma, and Missouri.

Common stock and earnings (loss) per share:
The par value for common stock is
$0.10
per share with
9,000,000
shares authorized. As of
March 31, 2017
and
December 31, 2016,
the Company had
5,583,702
and
5,565,943
common shares issued and outstanding, respectively.

Earnings (loss) per share attributable to the Company
’s common stockholders were computed based on the net loss and the weighted average number of shares outstanding during each year. The weighted average number of shares outstanding during the three months ended
March 31, 2017
and
2016
were
5,571,529
and
5,295,510
shares, respectively. Potential common shares are excluded from the computation when their effect is anti-dilutive. Basic and diluted net loss per common share is the same for the quarters ended
March 31, 2017
and
2016
because all warrants for common shares are anti-dilutive.

New accounting standards
:

Revenue from Contracts with Customers

In
May 2014,
the Financial Accounting Standards Board (“FASB”) issued updated guidance to clarify the principles for recognizing revenue. While insurance contracts are not
within the scope of this updated guidance, the Company's fee income related to providing services will be subject to this updated guidance. The updated guidance requires an entity to recognize revenue as performance obligations are met, in order to reflect the transfer of promised goods or services to customers in an amount that reflects the consideration the entity is entitled to receive for those goods or services.

The following steps are applied in the updated guidance: (
1
)
 identify the contract(s) with a customer; (
2
) identify the performance obligations in the contract; (
3
) determine the transaction price; (
4
) allocate the transaction price to the performance obligations in the contract and (
5
) recognize revenue when, or as, the entity satisfies a performance obligation.

In
July

2015,
the FASB deferred the effective date of the updated guidance on revenue recognition by one
year to the quarter ending
March
31,
2018.
  The adoption of this guidance is
not
expected to have a material effect on the Company’s results of operations, financial position or liquidity.

Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern

In
August 2014,
the FASB issued guidance to address the diversity in practice in determining when there is substantial doubt about an entity's ability to continue as a going concern and when an entity must disclose certain relevant conditions and events. The new guidance requires an entity to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity's ability to continue as a going concern within one
year after the date that the financial statements are issued (or available to be issued). The new guidance allows the entity to consider the mitigating effects of management's plans that will alleviate the substantial doubt and requires certain disclosures when substantial doubt is alleviated as a result of consideration of management's plans.

If conditions or events raise substantial doubt that is
not
alleviated, an entity should disclose that there is substantial doubt about the entity's ability to continue as a going concern within one
year after the date that the financial statements are issued (or available to be issued), along with the principal conditions or events that raise substantial doubt, management's evaluation of the significance of those conditions or events in relation to the entity's ability to meet its obligations and management's plans that are intended to mitigate those conditions.

The guidance is effective for annual periods ending after
December

15,
2016,
and interim and annual periods thereafter. The adoption of this guidance did not
have a material effect on the Company's results of operations, financial position or liquidity.

Recognition and Measurement of Financial Assets and Financial Liabilities

In
January 2016,
the FASB issued updated guidance regarding financial instruments. This guidance intends to enhance reporting for financial instruments and addresses certain aspects of recognition, measurement, presentation and disclosure of financial instruments. The significant amendments in this update generally require equity investments to be measured at fair value with changes in fair value recognized in net income, require the use of an exit price notion when measuring the fair value of financial instruments for disclosure purposes and clarifies that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities. This guidance also intends to enhance the presentation of certain fair value changes for financial liabilities measured at fair value. It also amends certain disclosure requirements associated with the fair value of financial instruments.

This guidance is effective for fiscal years beginning after
December 15, 2017.
The recognition and measurement provisions of this guidance will be applied by means of a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption and early adoption is not
permitted. The Company is evaluating this guidance but expects the primary impact will be the recognition of unrealized gains and losses on available-for-sale equity securities in net income. Currently, all unrealized gains and losses on available-for-sale equity securities are recognized in other comprehensive income (loss).

The effect of the adoption of this guidance on the Company
’s results of operations, financial position and liquidity is primarily dependent on the fair value of the available-for-sale equity securities in future periods and the existence of a deferred tax asset related to available-for-sale securities in future periods that have not
yet been fully assessed.

Leases

In
February

2016,
the FASB issued updated guidance to require lessees to recognize a right-to-use asset and a lease liability for leases with terms of more than
12
months.  The updated guidance retains the
two
classifications of a lease as either an operating or finance lease (previously referred to as a capital lease).  Both lease classifications require the lessee to record the right-to-use asset and the lease liability based upon the present value of cash flows.  Finance leases will reflect the financial arrangement by recognizing interest expense on the lease liability separately from the amortization expense of the right-to-use asset.  Operating leases will recognize lease expense (with no
separate recognition of interest expense) on a straight-line basis over the term of the lease.   The accounting by lessors is
not
significantly changed by the updated guidance.  The updated guidance requires expanded qualitative and quantitative disclosures, including additional information about the amounts recorded in the financial statements.

The updated guidance is effective for reporting periods beginning after
December

15,
2018,
and will require that the earliest comparative period presented include the measurement and recognition of existing leases with an adjustment to equity as if the updated guidance had always been applied.  Early adoption is permitted.  The adoption of this guidance is not
expected to have a material effect on the Company’s results of operations, financial position or liquidity.

Contingent Put and Call Options in Debt Instruments

In
March

2016,
the FASB issued updated guidance clarifying that when a call (put) option in a debt instrument can accelerate the repayment of principal on the debt instrument, a reporting entity does not
need to assess whether the contingent event that triggers the ability to exercise the call (put) option is related to interest rates or credit risk in determining whether the option should be accounted for separately.  The updated guidance is effective for reporting periods beginning after
December
15,
2016.
Early adoption is permitted.  The adoption of this guidance did not
have a material effect on the Company’s results of operations, financial position or liquidity.

Measurement of Credit Losses on Financial Instruments

In
June

2016,
the FASB issued updated guidance for the accounting for credit losses for financial instruments.  The updated guidance applies a new credit loss model (current expected credit losses or CECL) for determining credit-related impairments for financial instruments measured at amortized cost (e.g. reinsurance recoverables) and requires an entity to estimate the credit losses expected over the life of an exposure or pool of exposures. The estimate of expected credit losses should consider historical information, current information, as well as reasonable and supportable forecasts, including estimates of prepayments. The expected credit losses, and subsequent adjustments to such losses, will be recorded through an allowance account that is deducted from the amortized cost basis of the financial asset, with the net carrying value of the financial asset presented on the consolidated balance sheet at the amount expected to be collected.

The updated guidance also amends the current other-than-temporary impairment model for available-for-sale debt securities by requiring the recognition of impairments relating to credit losses through an allowance account and limits the amount of credit loss to the difference between a security
’s amortized cost basis and its fair value.  In addition, the length of time a security has been in an unrealized loss position will no
longer impact the determination of whether a credit loss exists.

The updated guidance is effective for reporting periods beginning after
December

15,
2019.
  Early adoption is permitted for reporting periods beginning after
December
15,
2018.
  The Company will
not
be able to determine the impact that the updated guidance will have on its results of operations, financial position or liquidity until the updated guidance is adopted.

Classification of Certain Cash Receipts and Cash Payment

In
August 2016,
the FASB issued new guidance that clarifies the classification of certain cash receipts and cash payments in the statement of cash flows under eight
different scenarios including, but
not
limited to: (i) debt prepayment or debt extinguishment costs; (ii) proceeds from the settlement of corporate-owned life insurance policies including bank-owned life insurance policies; (iii) distributions received from equity method investees; and (iv) separately identifiable cash flows and application of the predominance principle. This guidance is effective for fiscal years beginning after
December 15, 2017,
and interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact of this guidance on its statement of cash flows.

All other new accounting standards and updates of existing standards issued through the date of this filing were considered by management and did not
relate to accounting policies and procedures pertinent or material to the Company at this time.

Note
1.
     Description of Business and Significant Accounting Policies

Description of business
: US Alliance Corporation ("USAC") was formed as a Kansas corporation on
April 24, 2009
to raise capital to form a new Kansas-based life insurance company. Our offices are located at
4123
SW Gage Center Drive, Suite
240,
Topeka, Kansas
66604.
Our telephone number is
785
-
228
-
0200
and our website address is
www.usalliancecorporation.com
.

Our
three
wholly-owned operating subsidiaries are: US Alliance Life and Securi ty Company ("USALSC") formed
June 9, 2011;
US Alliance Marketing Corporation ("USAMC") formed
April 23, 2012,
to serve as a marketing resource; and US Alliance Investment Corporation ("USAIC") formed
April 23, 2012
to serve as investment manager for USAC and USALSC.

We capitalized our subsidiaries with proceeds from intrastate public offering(s) registered by qualification with the office of Kansas Securities Commissioner.

USALSC received a Certificate of Authority from the Kansas Insurance Department
("KID") effective
January 2, 2012,
and sold its
first
insurance product on
May 1, 2013.

Our single pay life products (which include our Legacy Juvenile and Thoughtful Pre-Need products) accounted for
85%
of
2016
direct premium revenue. Our individual lif
e products (which include our Sound and Solid Term Life and Pioneer Whole Life products) accounted for
9%
of
2016
direct premium revenue. Our group products, which were introduced in
March 2015,
accounted for
6%
of
2016
direct written premiums.

USALSC se
eks opportunities to develop and market additional products.

Our business model also anticipates the acquisition by USAC and/or USALSC of other insurance and insurance related companies, including third-party administrators, marketing organizations, and rights to other blocks of insurance business through reinsurance or other transactions.

Basis of presentation
: The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted (“GAAP”) in the United States of America.

Principles of consolidation
: The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated from the consolidated financial statements.

Area of Operation:
US Alliance Life and Security Company is authorized to operate in the states of Kansas, North Dakota and Missouri and has a pending expansion application on file with the State of Oklahoma.

Cash and cash equiv
alents
: For purposes of the statement of cash flows, the Company considers demand deposits and highly liquid investments with original maturities of three
months or less when purchased to be cash and cash equivalents. The Company maintains its cash balances in one
financial institution located in Topeka, Kansas. The FDIC insures aggregate balances, including interest-bearing and noninterest-bearing accounts, of
$250,000
per depositor per insured institution. The Company’s financial institution is a member of a network that participates in the Insured Cash Sweep (ICS) program. By participating in ICS, the Company’s deposits in excess of the insured limit are apportioned and placed in demand deposit accounts at other financial institutions in amounts under the insured limit. As a result, the Company can access insurance coverage from multiple financial institutions while working directly with one
. The Company had
no
amounts uninsured as of
December
31,
2016.
The Company has
not
experienced any losses in such accounts and believes it is
not
exposed to any significant credit risk on cash and cash equivalents.

Property, equipment and software
: Property, equipment and software are stated at cost less accumulated depreciation. Expenditures for additions and improvements that significantly add to the productive capacity or extend the useful life of an asset are capitalized. Expenditures for maintenance and repairs are charged to income currently. Upon disposition, the cost and related accumulated depreciation are removed from the accounts and any gain or loss is included in income.

Depreciation is computed by
the straight-line method over the estimated useful lives of the assets. Computer equipment is depreciated over no
longer than a
5
-year period. Furniture and equipment are depreciated over
no
longer than a
10
-year period. Software is depreciated over
no
longer than a
10
-year
period. Major categories of depreciable assets and the respective book values as of
December 31, 2016
and
2015
are represented below.

	Year ended	Year ended
	December 31,	December 31,
	2016	2015
Computer	$20,755	$20,755
Furniture and equipment	80,956	80,956
Software	257,500	257,500
Accumulated depreciation	(114,362)	(75,629)
Balance at end of period	$244,849	$283,582

Pre-paid expenses:
The Company recognizes pre-paid expenses as the expenses are incurred. Pre-paid expenses consist of a multi-year computer service contract and systems consulting hours. Service contract expenses are charged straight line over the life of the contract. Systems consulting hours are charged as they are incurred on projects.

Investments
: Investments in available-for-sale securities are carried in the consolidated financial statements at fair value with the net unrealized holding gains (losses) included in accumulated other comprehensive income. Bond premiums and discounts are amortized using the scientific-yield method over the term of the bonds.

Realized gains and losses on securities sold during the year a re determined using the specific identification method and included in investment income. Investment income is recognized as earned.

Management has a policy and process in place to identify securities that could potentially have an impairment that is oth er-than-temporary. The assessment of whether impairments have occurred is based on a case-by-case evaluation of underlying reasons for the decline in fair value. We consider severity of impairment, duration of impairment, forecasted recovery period, industry outlook, financial condition of the issuer, issuer credit ratings and whether we intend to sell a security or it is more likely than not
that we would be required to sell a security prior to the recovery of the amortized cost.

The recognition of other
-than-temporary impairment losses on debt securities is dependent on the facts and circumstances related to the specific security. If we intend to sell a security or it is more likely than not
that we would be required to sell a security prior to recovery of the amortized cost, the difference between amortized cost and fair value is recognized in the income statement as an other-than-temporary impairment. As it relates to debt securities, if we do not
expect to recover the amortized basis, do
not
plan to sell the security and if it is
not
more likely than
not
that we would be required to sell a security before the recovery of its amortized cost, the other-than-temporary impairment would be recognized. We would recognize the credit loss portion through earnings in the income statement and the noncredit loss portion in accumulated other comprehensive loss. As of
December 31, 2016
and
2015,
the Company had
no
investment securities that were evaluated to be other than temporarily impaired.

Reinsurance
: In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on risks by purchasing reinsurance. The amounts reported in the consolidated balance sheets as reinsurance recoverable include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on insurance liabilities that have not
yet been paid. Reinsurance recoverable on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Insurance liabilities are reported gross of reinsurance recoverable. Management believes the recoverables are appropriately established. Reinsurance premiums are generally reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not
extinguish
the Company
’s primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of its reinsurers including their activities with respect to claim settlement practices and commutations, and establishes allowances for uncollectible reinsurance recoverable as appropriate. There were no
allowances as of
December 31, 2016
and
2015.

Benefit reserves
: The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance and annuities. Generally, amounts are payable over an extended period of time. Liabilities for future policy benefits of traditional life insurance have been computed by a net level premium method based upon estimates at the time of issue for investment yields, mortality and withdrawals. These estimates include provisions for experience less favorable than initially expected. Mortality assumptions are based on industry experience expressed as a percentage of standard mortality tables.

Policy claims
: Policy claims are based on reported claims plus estimated incurred but not
reported claims developed from trends of historical data applied to current exposure. The Company’s current estimate of incurred but not
reported claims is
$37,391
and is included as a part of policyholder benefit reserves.

Deposit-type contracts
: Deposit-type contracts consist of amounts on deposit associated with deferred annuity contracts. The deferred annuity contracts credit interest based upon a fixed interest rate set by the Company. The Company has the ability to change this rate annually subject to minimums established by law or administrative regulation.

Liabilities for these deposit-type contracts are included without reduction for potential surrender charges. This liability is equal to the accumulated account d eposits, plus interest credited, and less policyholder withdrawals. The following table provides information about deposit-type contracts for the years ended
December 31, 2016
and
2015.

	Year ended	Year ended
	December 31,	December 31,
	2016	2015

Balance at beginning of period	$1,573,988	$686,316
Deposits received	1,989,833	910,817
Interest credited	80,452	31,478
Withdrawals	(246,103)	(54,623)
Balance at end of period	$3,398,170	$1,573,988

Revenue recognition and related expenses
: Revenues on traditional life insurance products consist of direct premiums reported as earned when due. Premium income includes reinsurance assumed and is reduced by premiums ceded.

Amounts received as payment for annuity contracts without life conting encies are recognized as deposits to policyholder account balances and included in future insurance policy benefits. Revenues from these contracts are comprised of fees earned for contract-holder services, which are recognized over the period of the contr
acts, and included in revenue. Deposits are shown as a financing activity in the Consolidated Statements of Cash Flows.

Liabilities for future policy benefits are provided and acquisition costs are amortized by associating benefits and expenses with earn ed premiums to recognize related profits over the life of the contracts.

Deferred acquisition costs
: The Company capitalizes and amortizes over the life of the premiums produced incremental direct costs that result directly from and are essential to the contract acquisition transaction and would not
have been incurred by the Company had the contract acquisition not
occurred.
An entity
may
defer incremental
direct costs of contract acquisition that are incurred in transactions with independent third
parties or employees as well as the portion of employee compensation and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. Additionally, an entity may
capitalize as a deferred acquisition cost only those advertising costs meeting the capitalization criteria for direct-response advertising. Acquisition costs are amortized over the premium paying period using the net level premium method. Traditional life insurance products are treated as long duration contracts, which generally remain in force for the lifetime of the insured.

The following table provides info
rmation about deferred acquisition costs for the years ended
December 31, 2016
and
2015,
respectively.

	Year ended	Year ended
	December 31,	December 31,
	2016	2015

Balance at beginning of period	$86,053	$52,808
Capitalization of commissions, sales and issue expenses	221,410	146,539
Amortization net of interest	(153,671)	(113,294)
Balance at end of period	$153,792	$86,053

Comprehensive loss
: Comprehensive loss is comprised of net loss and other comprehensive income (loss). Other comprehensive income (loss) includes unrealized gains and losses from marketable securities classified as available for sale, net of applicable taxes.

Common stock and earnings (loss) per share:
The par value for common stock is
$0.10
per share with
9,000,000
shares authorized. As of
December 31, 2016
and
2015
the company had
5,565,943
and
5,177,245
common shares issued and outstanding, respectively.

Earnings (loss) per share attributable to the Company
’s common stockholders were computed based on the net loss and the weighted average number of shares outstanding during each year. The weighted average number of shares outstanding during the years ended
December 31, 2016
and
2015
were
5,421,972
and
4,431,740
shares, respectively. Potential common shares are excluded from the computation when their effect is anti-dilutive. Basic and diluted net loss per common share is the same for the years ended
December 31, 2016
and
2015
because all warrants for common shares are anti-dilutive.

As of
December 31, 2015
the Company had a stock subscription receivable of
$827,
952.
This represents the value of share purchases agreed to but which settled after
December 31, 2015.
There was
no
such balance as of
December 31, 2016.

Income taxes
: The Company is subject to U.S. federal and state taxes. The provision for income taxes is based on income as reported in the consolidated financial statements. The income tax provision is calculated using the asset and liability method. Deferred income taxes are recorded based on the differences between the financial statement and tax basis of assets and liabilities at the enacted rates expected to apply to taxable income in the years in which the differences are expected to reverse. A valuation allowance is established for the amount of any deferred tax asset that exceeds the amount of the estimated future taxable income needed to utilize the future tax benefits.

All of the Company
’s tax returns are subject to U.S. federal, state and local income tax examinations by tax authorities. The Company had no
known uncertain tax benefits included in its provision for income taxes as of
December 31, 2016
and
2015.
The Company’s policy is to recognize interest and penalties (if applicable) as an element of the provision for income taxes in the consolidated statements of income.

The tax years which remain subject to examination by taxing authorities are the years ended
December 31, 2013
through
2016.

Risk and uncertainties:
Certain risks and uncertainties are inherent in the Company’s day-to-day operations and in the process of preparing its consolidated financial statements. The more significant of those risks and uncertainties, as well as the Company’s method for mitigating the risks, are presented below and throughout the notes to the consolidated financial statements.

-Use of Estimates:	The preparation of consolidated financial statements in conformity with US GAAP, generally accepted accounting principles in the United States, requires mana gement to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

- Regulatory Factors:	The insurance laws of Kansas give the KID broad regulatory authority, including powers to (i) grant and revoke licenses to transact business; (ii) regulat
e and supervise trade practices and market conduct, (iii) establish guaranty associations; (iv) license agents; (v) approve policy forms; (vi) approve premium rates for some lines of business; (vii) establish reserve requirements; (viii) prescribe the form and content of required financial statements and reports; (ix) determine the reasonableness and adequacy of statutory capital and surplus; and (
x
) regulate the type and amount of permitted investments.

The Dodd-Frank Wall Street Reform and Consumer Prot
ection Act (the "Reform Act") reshapes financial regulations in the United States by creating new regulators, regulating new markets and firms, and providing new enforcement powers to regulators. Virtually all major areas of the Reform Act continue to be subject to regulatory interpretation and implementation rules requiring rulemaking that may
take several years to complete. The ultimate outcome of the regulatory rulemaking proceedings cannot be predicted with certainty. The regulations promulgated could have a material impact on consolidated financial results or financial condition.

- Reinsurance:
In order to manage the risk of financial exposure to adverse underwriting results, USALSC reinsures a portion of its risk with other insurance companies. USALSC retains
$35,000
on its Pioneer Whole Life Series and
$25,000
on its Solid Solutions Term Life Series* and Sound Solutions Term Life Series®. USALSC also reinsures
100%
of the risk on its accidental death benefit rider. USALSC retains
25%
of the risk for each covered life on its group life product to a maximum of
$100,000
on any individual person. USALSC retains
25%
of the risk for each covered life on its group accidental death and dismemberment product to a maximum of
$25,000
on any individual person. USALSC also has catastrophic reinsurance coverage to protect against three
or more group life deaths resulting from a single event. USALSC also reinsures
100%
of the risk on its group disability products. USALSC reinsurers
66%
of the risk on its critical illness product. Optimum Re Insurance Company (a subsidiary of Optimum Group), General Reinsurance Corporation (a subsidiary of Berkshire Hathaway), Reliance Standard Life Insurance Company (a subsidiary of Tokio Marine Holdings), and Unified Life Insurance Company provide reinsurance for USALSC. The Company evaluates the financial condition of its reinsurers to minimize its exposure to losses from reinsurer insolvencies. Management believes that any liabilities arising from this contingency would not
be material to the Company’s financial position.

- Interest Rate Risk:
Interest rate fluctuations could impair an insurance company's ability to pay policyholder benefits with operating and investment cash flows, cash on hand and other cash sources. Annuity products expose the risk that changes in interest rates will reduce any spread, or the difference between the amounts that the insurance company is required to pay under the contracts and the amounts the insurance subsidiary is able to earn on its investments intended to support its obligations under the contracts. Spread is a key component of revenues.

To the extent that interest rates credited are less than those generally available in the marketplace, policyholder lapses, policy loans and surrenders, and withdrawals of life insurance policies and annuity contracts may
increase as contract holders seek to purchase products with perceived higher returns. This process may
result in cash outflows requiring that an insurance subsidiary sell investments as a time when the prices of those investments are adversely affected by the increase in market interest rates, which may
result in realized investment losses.

Increases in market interest rates
may
also negatively affect profitability in periods of increasing interest rates. The ability to replace invested assets with higher yielding assets needed to fund the higher crediting rates that may
be necessary
to keep interest sensitive products competitive.

If interest rates
 were to increase by
1%
across our entire portfolio, the market value of our fixed income securities would decrease by
6.6%
as of
December 31, 2016.
USALSC therefore
may
have to accept a lower spread and thus lower profitability or face a decline in sales and greater loss of existing contracts.

Conversely, in a period of prolonged low interest rates it is difficult to invest assets and earn the rate of return necessary to support insurance products. Some central b anks currently have negative interest rates which contributes to the current low interest rate environment.

- Investment Risk:	Our invested assets are subject to customary risks of defaults and changes in market values. Factors that may
affect the overall default rate on, and market value of, the invested assets include in terest rate levels, financial market performance, and general economic conditions.

- Assumptions Risk:
In the life insurance business, assumptions as to expected mortality, lapse rates and other factors in developing the pricing and other terms of life insurance products are made. These assumptions are based on industry experience and a re reviewed and revised regularly by an outside actuary to reflect actual experience on a current basis. However, variation of actual experience from that assumed in developing such terms may
affect a product's profitability or sales volume and in turn adversely impact our revenues.

Reclassifications
: Certain reclassifications of a minor nature have been made to prior-year balances to conform to current-year presentation with no
net impact to net loss/income or equity.

New accounting standards
:

Revenue from Contracts with Customers

In
May 2014,
the Financial Accounting Standards Board (“
FASB”) issued updated guidance to clarify the principles for recognizing revenue. While insurance contracts are not
within the scope of this updated guidance, the Company's fee income related to providing services will be subject to this updated guidance. The updated guidance requires an entity to recognize revenue as performance obligations are met, in order to reflect the transfer of promised goods or services to customers in an amount that reflects the consideration the entity is entitled to receive for those goods or services.

The following steps are applied in the updated guidance: (
1
)
 identify the contract(s) with a customer; (
2
) identify the performance obligations in the contract; (
3
) determine the transaction price; (
4
) allocate the transaction price to the performance obligations in the contract and (
5
) recognize revenue when, or as, the entity satisfies a performance obligation.

In
July

2015,
the FASB deferred the effective date of the updated guidance on revenue recognition by one
year to the quarter ending
March
31,
2018.
  The adoption of this guidance is
not
expected to have a material effect on the Company’s result of operations, financial position or liquidity.

Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern

In
August 2014,
the FASB issued guidance to address the diversity in practice in determining when there is substantial doubt about an entity's ability to continue as a going concern and when an entity must disclose certain relevant conditions and events. The new guidance requires an entity to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity's ability to continue as a going concern within
one
year after the date that the financial statements are issued (or available to be issued). The new guidance allows the entity to consider the mitigating effects of management's plans that will alleviate the substantial doubt and requires certain disclosures when substantial doubt is alleviated as a result of consideration of management's plans.

If conditions or events raise substantial doubt that is
not
alleviated, an entity should disclose th
at there is substantial doubt about the entity's ability to continue as a going concern within one
year after the date that the financial statements are issued (or available to be issued), along with the principal conditions or events that raise substantial doubt, management's evaluation of the significance of those conditions or events in relation to the entity's ability to meet its obligations and management's plans that are intended to mitigate those conditions.

The guidance is effective for annual per
iods ending after
December
15,
2016,
and interim and annual periods thereafter. The adoption of this guidance is not
expected to have a material effect on the Company's results of operations, financial position or liquidity.

Recognition and Measurement of Financial Assets and Financial Liabilities

In
January 2016,
the FASB issued updated guidance regarding financial instruments. This guidance intends to enhance reporting for financial instruments and addresses certain aspects of recognition, measurement, presentation and disclosure of financial instruments. The significant amendments in this update generally require equity investments to be measured at fair value with changes in fair value recognized in net income, require the use of an exit price notion when measuring the fair value of financial instruments for disclosure purposes and clarifies that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities. This guidance also intends to enhance the presentation of certain fair value changes for financial liabilities measured at fair value. It also amends certain disclosure requirements associated with the fair value of financial instruments.

This guidance is effective for fiscal years beginning after
December 15, 2017.
The recognition and measurement provisions of this guidance will be applied by means of a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption and early adoption is not
permitted. The Company is evaluating this guidance but expects the primary impact will be the recognition of unrealized gains and losses on available-for-sale equity securities in net income. Currently, all unrealized gains and losses on available-for-sale equity securities are recognized in other comprehensive income (loss).

The effect of the adoption of this guidance on the Company
’s results of operations, financial position and liquidity is primarily dependent on the fair value of the available-for-sale equity securities in future periods and the existence of a deferred tax asset related to available-for-sale securities in future periods that have not
yet been fully assessed.

Leases

In
February

2016,
the FASB issued updated guidance to require lessees to recognize a right-to-use asset and a lease liability for leases with terms of more than
12
months.  The updated guidance retains the
two
classifications of a lease as either an operating or finance lease (previously referred to as a capital lease).  Both lease classifications require the lessee to record the right-to-use asset and the lease liability based upon the present value of cash flows.  Finance leases will reflect the financial arrangement by recognizing interest expense on the lease liability separately from the amortization expense of the right-to-use asset.  Operating leases will recognize lease expense (with no
separate recognition of interest expense) on a straight-line basis over the term of the lease.   The accounting by lessors is
not
significantly changed by the updated guidance.  The updated guidance requires expanded qualitative and quantitative disclosures, including addi
tional information about the amounts recorded in the financial statements.

The updated guidance is effective for reporting periods beginning after
December

15,
2018,
and will require that the earliest comparative period presented include the measurement and recognition of existing leases with an adjustment to equity as if the updated guidance had always been applied.  Early adoption is permitted.  The adoption of this guidance is not
expected to have a material effect on the Company’s results of operations, financial position or liquidity.

Contingent Put and Call Options in Debt Instruments

In
March

2016,
the FASB issued updated guidance clarifying that when a call (put) option in a debt instrument can accelerate the repayment of principal on the debt instrument, a reporting entity does not
need to assess whether the contingent event that triggers the ability to exercise the call (put) option is related to interest rates or credit risk in determining whether the option should be accounted for separately.  The updated guidance is effective for reporting periods beginning after
December
15,
2016.

Early adoption is permitted.
  The adoption of this guidance is
not
expected to have a material effect on the Company’s results of operations, financial position or liquidity.

Measurement of Credit Losses on Financial Instruments

In
June

2016,
the FASB issued updated guidance for the accounting for credit losses for financial instruments.  The updated guidance applies a new credit loss model (current expected credit losses or CECL) for determining credit-related impairments for financial instruments measured at amortized cost (e.g. reinsurance recoverables) and requires an entity to estimate the credit losses expected over the life of an exposure or pool of exposures. The estimate of expected credit losses should consider historical information, current information, as well as reasonable and supportable forecasts, including estimates of prepayments. The expected credit losses, and subsequent adjustments to such losses, will be recorded through an allowance account that is deducted from the amortized cost basis of the financial asset, with the net carrying value of the financial asset presented on the consolidated balance sheet at the amount expected to be collected.

The updated guidance also amends the current other-than-temporary impairment model for available-for-sale debt securities by requiring the recognition o
f impairments relating to credit losses through an allowance account and limits the amount of credit loss to the difference between a security’s amortized cost basis and its fair value.  In addition, the length of time a security has been in an unrealized loss position will no
longer impact the determination of whether a credit loss exists.

The updated guidance is effective for reporting periods beginning after
December

15,
2019.
  Early adoption is permitted for reporting periods beginning after
December
15,
2018.
  The Company will
not
be able to determine the impact that the updated guidance will have on its results of operations, financial position or liquidity until the updated guidance is adopted.

Classification of Certain Cash Receipts and Cash Paym
ent

In
August 2016,
the FASB issued new guidance that clarifies the classification of certain cash receipts and cash payments in the statement of cash flows under eight
different scenarios including, but
not
limited to: (i) debt prepayment or debt extin
guishment costs; (ii) proceeds from the settlement of corporate-owned life insurance policies including bank-owned life insurance policies; (iii) distributions received from equity method investees; and (iv) separately identifiable cash flows and application of the predominance principle. This guidance is effective for fiscal years beginning after
December 15, 2017,
and interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact of this guidance on its statement of cash flows.

All other new accounting standards and updates of existing standards issued through the date of this filing were considered by management and did not
relate to accounting policies and procedures pertinent or material to the
Company at this time.